Summary of Significant Accounting Policies - Additional Information (Detail) ₱ / shares in Units, shares in Thousands, ₱ in Millions, $ in Millions										12 Months Ended
	Jan. 24, 2018 USD ($)	Dec. 14, 2017 USD ($) $ / shares shares	Dec. 14, 2017 USD ($) shares	Sep. 26, 2017	Apr. 15, 2016	Apr. 14, 2015 PHP (₱)	Jun. 24, 2014 PHP (₱)	Jun. 30, 2012 PHP (₱)	Mar. 24, 2000	Dec. 31, 2017 PHP (₱) shares	Jul. 18, 2017 PHP (₱)	May 30, 2017 PHP (₱) ₱ / shares shares	May 29, 2017 PHP (₱) ₱ / shares shares	Mar. 31, 2017 PHP (₱)	Mar. 06, 2017 PHP (₱)	Mar. 03, 2017 PHP (₱)	Feb. 28, 2017 PHP (₱)	Jan. 31, 2017 PHP (₱)	Dec. 31, 2016 PHP (₱) shares	May 13, 2016 PHP (₱)	Dec. 31, 2015 PHP (₱)	Jun. 09, 2015 PHP (₱)	May 28, 2015 PHP (₱)	Oct. 26, 2011
Disclosure Of Significant Accounting Policies [Line Items]
Cash amount paid						₱ 26,487.0	₱ 13,243.0			₱ 1,294.0
Consideration payable										1,152.0
Retained earnings (Note 20)										634.0									₱ 3,483.0
Deferred income tax liabilities – net (Note 7)										3,366.0									3,567.0		₱ 3,704.0
Deferred income tax assets – net (Note 7)										30,466.0									₱ 27,348.0		₱ 21,941.0
Estimated Adjustments Due to Adoption of IFRS 15 [Member]
Disclosure Of Significant Accounting Policies [Line Items]
Retained earnings (Note 20)										2,588.0
Deferred income tax liabilities – net (Note 7)										1,164.0
Deferred income tax assets – net (Note 7)										54.0
Estimated Adjustments Due to Adoption of IFRS 15 [Member] | Financing Component of Existing Contracts [Member]
Disclosure Of Significant Accounting Policies [Line Items]
Retained earnings (Note 20)										266.0
Contract assets										379.0
Deferred income tax liabilities – net (Note 7)										113.0
Estimated Adjustments Due to Adoption of IFRS 15 [Member] | Advance Payments Received [Member]
Disclosure Of Significant Accounting Policies [Line Items]
Retained earnings (Note 20)										125.0
Contract liabilities										179.0
Deferred income tax assets – net (Note 7)										54.0
Non Service Revenues | Estimated Adjustments Due to Adoption of IFRS 15 [Member]
Disclosure Of Significant Accounting Policies [Line Items]
Retained earnings (Note 20)										2,979.0
Contract assets										4,256.0
Deferred income tax liabilities – net (Note 7)										₱ 1,277.0
Service Agreement [Member]
Disclosure Of Significant Accounting Policies [Line Items]
Managed transformation agreement, Term	7 years
Common stock [Member]
Disclosure Of Significant Accounting Policies [Line Items]
Number of shares authorized | shares										234,000									234,000
Number of shares issued | shares										219,000									219,000
Trademark [Member]
Disclosure Of Significant Accounting Policies [Line Items]
Amortization period				two years
Amortization method				straight-line method of accounting
Subscription Assets [Member]
Disclosure Of Significant Accounting Policies [Line Items]
Amortization period				10 years
Amortization method				straight-line method of accounting
Gohopscotch, Inc. [Member] | Gohopscotch South East Asia Pte Limited [Member]
Disclosure Of Significant Accounting Policies [Line Items]
Percentage of Ownership					10.00%
Metro Pacific Investments Corporation [Member]
Disclosure Of Significant Accounting Policies [Line Items]
Authorized capital amount												₱ 2,028.0	₱ 1,602.0
Number of shares authorized | shares												20,000	20,000
Par value | ₱ / shares												₱ 100.00	₱ 79.00
Digital Telecommunications Phils., Inc. [Member]
Disclosure Of Significant Accounting Policies [Line Items]
Percentage of ownership interest in subsidiary acquired																								51.60%
Smart Communications, Inc. [Member]
Disclosure Of Significant Accounting Policies [Line Items]
Percentage of Ownership									100.00%
Smart Communications, Inc. [Member] | Red Mobile [Member]
Disclosure Of Significant Accounting Policies [Line Items]
Cash amount paid								₱ 18.0
Talas Data Intelligence, Inc. [Member]
Disclosure Of Significant Accounting Policies [Line Items]
Subscription amount																						₱ 250.0
Subscription amount paid																				₱ 187.5			₱ 62.5
Additional equity investment														₱ 115.0			₱ 150.0	₱ 120.0
P L D T Capital Pte Ltd | Gohopscotch South East Asia Pte Limited [Member]
Disclosure Of Significant Accounting Policies [Line Items]
Percentage of Ownership					90.00%
iCommerce Investments Pte. Ltd. [Member] | Voyager Innovations Holdings, Pte. Ltd. [Member]
Disclosure Of Significant Accounting Policies [Line Items]
Cash amount paid | $			$ 8.9
Loans receivables | $		$ 8.6	$ 8.6
iCommerce Investments Pte. Ltd. [Member] | Voyager Innovations Holdings, Pte. Ltd. [Member] | Common stock [Member]
Disclosure Of Significant Accounting Policies [Line Items]
Number of shares issued | shares		10	10
Purchase price of ordinary shares | $ / shares		$ 1.00
Smart [Member] | Perpetual notes facility agreement [Member]
Disclosure Of Significant Accounting Policies [Line Items]
Perpetual notes issued										₱ 1,100.0	₱ 1,095.0				₱ 1,590.0	₱ 2,610.0
Smart [Member] | Perpetual notes facility agreement [Member] | Service Agreement [Member]
Disclosure Of Significant Accounting Policies [Line Items]
Managed transformation agreement | $	$ 300.0